Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Total Remuneration Recorded for Members of the Board of Directors and Executive Committee	The following table sets forth the total remuneration recorded for members of the Board of Directors and Executive Committee:

	Year ended December 31,
in USD ‘000	2018	2017
Short-term employee benefits (including base and variable cash remuneration)	4,150	3,403
Post-employment benefits	117	135
Share-based payments	6,125	6,451
Total	10,392	9,989